Related Party Balance and Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Balance and Transactions [Abstract]
Schedule of Outstanding Balances Due	As of September 30, 2024, 2023 and 2022, the outstanding balances due to Mr. Hong were as follows:
	Nature	2024	2023	2022
		US$	US$	US$
Shangzhao (Cizar) Hong	To meet Company’s working capital needs	-	-	989,373